NOTE 4 - FAIR VALUE OF ASSETS AND LIABILITIES (Detail) - Schedule of Reconciliation of Assets and Liabilities Measured at Fair Value (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 29, 2012		Dec. 31, 2011
Contingent consideration:
Balance at the beginning of period	$ 0		$ 0
Initial recognition of the liabilities	(359)		0
Unrealized gains (losses) in earnings (1)	0	[1]	0	[1]
Balance at the end of period	$ (359)		$ 0

[1]	Recorded in other income, net on our consolidated statement of income.